Sprott Junior Gold Miners ETF
Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.08%)
Diversified Metals & Mining (7.03%)
Aurelia Metals, Ltd.(a)(b)	1,207,130	$476,321
K92 Mining, Inc.(a)	1,203,013	7,157,113
Total Diversified Metals & Mining		7,633,434

Gold Mining (85.92%)
Alacer Gold Corp.(a)	623,353	4,305,908
Aneka Tambang Tbk	103,273,700	5,815,240
Argonaut Gold, Inc.(a)	2,140,196	4,545,055
Coeur Mining, Inc.(a)(b)	604,277	5,112,183
Dundee Precious Metals, Inc.	699,219	5,060,472
Eldorado Gold Corp.(a)	398,194	4,548,695
Equinox Gold Corp.(a)	473,444	6,188,692
Gold Road Resources, Ltd.(a)	300,865	346,169
Golden Star Resources, Ltd.(a)(b)	117,512	546,431
Greatland Gold PLC(a)(b)	28,525,322	5,643,444
Highland Gold Mining, Ltd.	979,127	3,874,206
Koza Altin Isletmeleri AS(a)	347,347	3,676,456
McEwen Mining, Inc.(a)(b)	440,965	555,616
New Gold, Inc.(a)	306,082	502,178
Novo Resources Corp.(a)(b)	147,807	375,084
OceanaGold Corp.(a)	158,504	365,774
Perseus Mining, Ltd.(a)	4,420,642	4,711,343
Petropavlovsk PLC(a)(b)	1,076,835	527,564
Premier Gold Mines, Ltd.(a)	241,831	508,005
Pretium Resources, Inc.(a)	48,102	617,709
Ramelius Resources, Ltd.	306,988	470,952
Regis Resources, Ltd.	171,775	668,937
Resolute Mining, Ltd.(a)	4,847,179	3,950,417
Roxgold, Inc.(a)	345,472	429,075
Sabina Gold & Silver Corp.(a)(b)	2,361,501	4,906,404
Seabridge Gold, Inc.(a)(b)	22,004	418,516
Silver Lake Resources, Ltd.(a)	242,245	387,709
SolGold PLC(a)	1,052,867	363,116
St Barbara, Ltd.	167,061	425,095
Teranga Gold Corp.(a)	426,848	4,967,649
Torex Gold Resources, Inc.(a)	229,112	3,537,636
Victoria Gold Corp.(a)	395,115	6,270,465
Wesdome Gold Mines, Ltd.(a)	360,804	3,988,802
West African Resources, Ltd.(a)	6,213,520	4,353,643
Westgold Resources, Ltd.(a)	220,915	347,053
Total Gold Mining		93,311,693

Precious Metals & Minerals Mining (0.34%)
Osisko Mining, Inc.(a)	120,288	367,038

Silver Mining (6.79%)
Hecla Mining Co.	1,152,550	6,938,351

Security Description	Shares	Value
Silver Mining (continued)
Hochschild Mining PLC(a)	137,807	$443,220
Total Silver Mining		7,381,571

TOTAL COMMON STOCKS
(Cost $76,213,766)		108,693,736

	Shares	Value
SHORT TERM INVESTMENTS (1.71%)
Investments Purchased with Collateral from Securities Loaned (1.71%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $1,848,580)	1,848,580	1,848,580

TOTAL SHORT TERM INVESTMENTS
(Cost $1,848,580)		1,848,580

TOTAL INVESTMENTS (101.79%)
(Cost $78,062,346)		$110,542,316
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.79%)		(1,940,277)
NET ASSETS - 100.00%		$108,602,039

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. As of August 31, 2020 the total market value of securities on loan is $5,849,278. The loaned securities were secured with cash collateral of $1,848,580 and non-cash collateral with the value of $4,291,061. The non-cash colalteral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Gold Miners ETF
Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.00%)
Gold Mining (98.22%)
Agnico Eagle Mines, Ltd.(a)	128,534	$10,597,268
Alacer Gold Corp.(b)	1,622,310	11,206,358
Alamos Gold, Inc., Class A	1,000,675	10,472,046
AngloGold Ashanti, Ltd., Sponsored ADR	260,074	7,674,784
B2Gold Corp.	1,633,961	10,973,664
Barrick Gold Corp.	1,315,631	38,974,188
Centerra Gold, Inc.	816,507	10,635,530
Coeur Mining, Inc.(a)(b)	627,842	5,311,543
Eldorado Gold Corp.(b)	909,153	10,385,541
Franco-Nevada Corp.	160,104	24,079,121
Gold Fields, Ltd., Sponsored ADR(a)	433,148	5,643,919
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)(b)	905,773	5,869,409
IAMGOLD Corp.(b)	2,430,750	10,454,638
Kinross Gold Corp.(b)	602,468	5,348,702
Kirkland Lake Gold, Ltd.	287,697	15,329,430
Newmont Corp.	408,157	27,460,803
Novagold Resources, Inc.(b)	570,900	6,061,996
OceanaGold Corp.(b)	2,073,322	4,784,528
Osisko Gold Royalties, Ltd.(a)	456,640	5,601,441
Pretium Resources, Inc.(b)	856,353	10,996,982
Royal Gold, Inc.	85,871	11,705,935
Sandstorm Gold, Ltd.(a)(b)	594,766	5,430,799
SSR Mining, Inc.(b)	271,165	5,816,841
Torex Gold Resources, Inc.(b)	661,661	10,216,470
Wheaton Precious Metals Corp.(a)	398,383	21,276,007
Yamana Gold, Inc.	875,326	5,422,344
Total Gold Mining		297,730,287

Silver Mining (1.78%)
Hecla Mining Co.	893,745	5,380,345

TOTAL COMMON STOCKS
(Cost $205,737,188)		303,110,632

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.07%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $162,764)	0.03%	162,764	$162,764

Investments Purchased with Collateral from Securities Loaned (4.02%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $12,187,690)		12,187,690	12,187,690
TOTAL SHORT TERM INVESTMENTS
(Cost $12,350,454)			12,350,454

TOTAL INVESTMENTS (104.07%)
(Cost $218,087,642)			$315,461,086
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.07%)			(12,348,274)
NET ASSETS - 100.00%			$303,112,812

(a)	Security, or a portion of the security position is currently on loan. As of August 31, 2020 the total market value of securities on loan is $27,876,360. The loaned securities were secured with cash collateral of $12,187,690 and non-cash collateral with the value of $16,918,550. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott Funds Trust

Notes to Quarterly Schedules of Investments

August 31, 2020 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at August 31, 2020:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$303,110,632	$–	$–	$303,110,632
Short Term Investments	12,350,454	–	–	12,350,454
Total	$315,461,086	$–	$–	$315,461,086

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$108,693,736	$–	$–	$108,693,736
Short Term Investments	1,848,580	–	–	1,848,580
Total	$110,542,316	$–	$–	$110,542,316

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

There were no transfers out of or into level 3 during the period ended August 31, 2020.